Employee Benefit Plan, Related-Party and Party-in-Interest Transactions (Details) - EBP-43-1301883-004 [ASSP] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Dividends	$ 16,018
AT&T Inc, Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of Shares	13,502,268	14,275,427
Dividends	$ 12,578